Loans and Related Allowance for Credit Losses, Credit Quality Indicators for Other Consumer Loans by Vintage (Details) - Total Consumer [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	$ 389,255	$ 398,355
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Loan charge-offs, loans	3,462	2,511
Other consumer [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	3,306	3,740
Term loans by origination year, fiscal year before current fiscal year, finance receivable	2,178	1,201
Term loans by origination year, two years before current fiscal year, finance receivable	583	344
Term loans by origination year, three years before current fiscal year, finance receivable	169	244
Term loans by origination year, four years before current fiscal year, finance receivable	94	64
Term loans by origination year, more than five years before current fiscal year, finance receivable	64	86
Revolving loans, finance receivable	22,020	23,458
Revolving loans converted to term loans, finance receivable	125	139
Total loans	28,539	29,276
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, charge-offs	178
Term loans by origination year, fiscal year before current fiscal year, charge-offs	158
Term loans by origination year, two years before current fiscal year, charge-offs	52
Term loans by origination year, three years before current fiscal year, charge-offs	9
Term loans by origination year, four years before current fiscal year, charge-offs	9
Term loans by origination year, more than five years before current fiscal year, charge-offs	6
Revolving loans, charge-offs	62
Revolving loans converted to term loans, charge-offs	11
Loan charge-offs, loans	485	407
Other consumer [Member] | FICO 740 or more [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	1,911	1,908
Term loans by origination year, fiscal year before current fiscal year, finance receivable	926	546
Term loans by origination year, two years before current fiscal year, finance receivable	265	174
Term loans by origination year, three years before current fiscal year, finance receivable	85	112
Term loans by origination year, four years before current fiscal year, finance receivable	36	21
Term loans by origination year, more than five years before current fiscal year, finance receivable	28	50
Revolving loans, finance receivable	1,152	1,660
Revolving loans converted to term loans, finance receivable	27	43
Total loans	4,430	4,514
Other consumer [Member] | FICO 700 to 739 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	642	726
Term loans by origination year, fiscal year before current fiscal year, finance receivable	409	216
Term loans by origination year, two years before current fiscal year, finance receivable	107	62
Term loans by origination year, three years before current fiscal year, finance receivable	27	44
Term loans by origination year, four years before current fiscal year, finance receivable	14	10
Term loans by origination year, more than five years before current fiscal year, finance receivable	10	13
Revolving loans, finance receivable	507	568
Revolving loans converted to term loans, finance receivable	16	18
Total loans	1,732	1,657
Other consumer [Member] | FICO 660 to 699 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	403	527
Term loans by origination year, fiscal year before current fiscal year, finance receivable	365	177
Term loans by origination year, two years before current fiscal year, finance receivable	93	34
Term loans by origination year, three years before current fiscal year, finance receivable	16	33
Term loans by origination year, four years before current fiscal year, finance receivable	11	9
Term loans by origination year, more than five years before current fiscal year, finance receivable	8	8
Revolving loans, finance receivable	395	449
Revolving loans converted to term loans, finance receivable	16	19
Total loans	1,307	1,256
Other consumer [Member] | FICO 620 to 659 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	129	204
Term loans by origination year, fiscal year before current fiscal year, finance receivable	166	81
Term loans by origination year, two years before current fiscal year, finance receivable	45	13
Term loans by origination year, three years before current fiscal year, finance receivable	6	14
Term loans by origination year, four years before current fiscal year, finance receivable	6	4
Term loans by origination year, more than five years before current fiscal year, finance receivable	5	5
Revolving loans, finance receivable	147	181
Revolving loans converted to term loans, finance receivable	11	11
Total loans	515	513
Other consumer [Member] | FICO less than 620 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	75	89
Term loans by origination year, fiscal year before current fiscal year, finance receivable	152	64
Term loans by origination year, two years before current fiscal year, finance receivable	49	14
Term loans by origination year, three years before current fiscal year, finance receivable	8	16
Term loans by origination year, four years before current fiscal year, finance receivable	8	5
Term loans by origination year, more than five years before current fiscal year, finance receivable	6	5
Revolving loans, finance receivable	152	154
Revolving loans converted to term loans, finance receivable	17	18
Total loans	467	365
Other consumer [Member] | No FICO available [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	146	286
Term loans by origination year, fiscal year before current fiscal year, finance receivable	160	117
Term loans by origination year, two years before current fiscal year, finance receivable	24	47
Term loans by origination year, three years before current fiscal year, finance receivable	27	25
Term loans by origination year, four years before current fiscal year, finance receivable	19	15
Term loans by origination year, more than five years before current fiscal year, finance receivable	7	5
Revolving loans, finance receivable	19,667	20,446
Revolving loans converted to term loans, finance receivable	38	30
Total loans	20,088	20,971
Other consumer [Member] | Current-29 days past due and still accruing [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	3,273	3,718
Term loans by origination year, fiscal year before current fiscal year, finance receivable	2,132	1,184
Term loans by origination year, two years before current fiscal year, finance receivable	571	341
Term loans by origination year, three years before current fiscal year, finance receivable	167	240
Term loans by origination year, four years before current fiscal year, finance receivable	93	63
Term loans by origination year, more than five years before current fiscal year, finance receivable	61	83
Revolving loans, finance receivable	21,988	23,431
Revolving loans converted to term loans, finance receivable	106	117
Total loans	28,391	29,177
Other consumer [Member] | 30 to 89 days past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	24	17
Term loans by origination year, fiscal year before current fiscal year, finance receivable	32	12
Term loans by origination year, two years before current fiscal year, finance receivable	9	2
Term loans by origination year, three years before current fiscal year, finance receivable	1	3
Term loans by origination year, four years before current fiscal year, finance receivable	1	1
Term loans by origination year, more than five years before current fiscal year, finance receivable	2	2
Revolving loans, finance receivable	17	14
Revolving loans converted to term loans, finance receivable	6	8
Total loans	92	59
Other consumer [Member] | 90 days or more past due and still accruing [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	9	5
Term loans by origination year, fiscal year before current fiscal year, finance receivable	14	5
Term loans by origination year, two years before current fiscal year, finance receivable	3	1
Term loans by origination year, three years before current fiscal year, finance receivable	1	1
Term loans by origination year, four years before current fiscal year, finance receivable	0	0
Term loans by origination year, more than five years before current fiscal year, finance receivable	1	1
Revolving loans, finance receivable	15	13
Revolving loans converted to term loans, finance receivable	13	14
Total loans	$ 56	$ 40